PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 89,264	$ 67,294
Right-of-use assets	2,600
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,433	54,907
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,965	22,351
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13,134)	(9,964)
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,595	38,871
Renewable Power | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,820	26,108	$ 24,991
Renewable Power | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,465	18,260	13,280
Renewable Power | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,690)	(5,497)	(4,681)
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,772	13,650
Infrastructure | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,454	12,059	9,253
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,777	3,480	3,272
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,459)	(1,889)	(1,622)
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,729	7,652	5,779
Real Estate | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,890	7,713	5,854
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,366	1,045	798
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,527)	(1,106)	(873)
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,168	7,121	2,733
Private Equity and Other | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,269	9,027	4,050
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(643)	(434)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,458)	(1,472)	$ (1,086)
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	3,700
Right-of-use assets	5,400
Property, plant and equipment [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,100
Property, plant and equipment [member] | Renewable Power | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	407	0
Property, plant and equipment [member] | Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,300
Property, plant and equipment [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,200
Property, plant and equipment [member] | Infrastructure | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,207	0
Property, plant and equipment [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	769	0
Property, plant and equipment [member] | Real Estate | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	769	0
Property, plant and equipment [member] | Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Property, plant and equipment [member] | Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Property, plant and equipment [member] | Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,032	0
Property, plant and equipment [member] | Private Equity and Other | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,032	0
Property, plant and equipment [member] | Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 88,500	$ 3,416